Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Mining interests	$ 3,563,490	$ 2,274,730
Canada
Disclosure of operating segments [line items]
Mining interests	1,509,289	26,820
Mali
Disclosure of operating segments [line items]
Mining interests	1,131,343	1,159,931
Philippines
Disclosure of operating segments [line items]
Mining interests	533,781	577,039
Namibia
Disclosure of operating segments [line items]
Mining interests	264,747	306,718
Colombia
Disclosure of operating segments [line items]
Mining interests	66,184	145,855
Finland
Disclosure of operating segments [line items]
Mining interests	32,954	22,523
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	21,087	21,087
Other
Disclosure of operating segments [line items]
Mining interests	$ 4,105	$ 14,757